UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31*

Date of reporting period: February 28, 2009

*	This Form N-CSR pertains to the following series of the Registrant: MFS Floating Rate High Income Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Floating Rate High Income Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/09

FRH-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	10.1%
Cable TV	9.0%
Utilities - Electric Power	7.8%
Food & Beverages	5.7%
Printing & Publishing	5.6%

Credit quality of loans and bonds (r)
AAA	2.5%
AA	0.8%
BBB	4.3%
BB	49.0%
B	31.5%
CCC	4.0%
CC	0.1%
D	0.9%
Not Rated	6.9%

Portfolio facts
Average Maturity (i)(w)	8.2 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BB-
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(i)	For purposes of this presentation, the loan and bond components include accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 2/28/09.
(w)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity.

Percentages are based on net assets as of 2/28/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2008 through February 28, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 through February 28, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/08	Ending Account Value 2/28/09	Expenses Paid During Period (p) 9/01/08-2/28/09
A	Actual	1.11%	$1,000.00	$766.22	$4.86
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
C	Actual	1.86%	$1,000.00	$763.55	$8.13
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
I	Actual	0.85%	$1,000.00	$767.22	$3.72
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

2/28/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Floating Rate Loans - 84.0% (g)(r)
Issuer	Shares/Par	Value ($)

Aerospace - 3.2%
Acts Aero Technology Supply & Service, Term Loan B, 7.33%, 2014 (a)	$1,033,978	$144,757
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.45%, 2014	41,849	19,227
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.8%, 2014	712,686	327,439
Hexcel Corp., Term Loan B, 3.76%, 2012	506,842	440,952
TransDigm, Inc., Term Loan B, 3.49%, 2013	569,325	517,730
Vought Aircraft Industries, Inc., Term Loan, 2.98%, 2011	897,959	724,354

		$2,174,459
Airlines - 0.4%
United Airlines, Inc., Term Loan B, 2.5%, 2014	$496,465	$257,610

Automotive - 2.1%
Allison Transmission, Inc., Term Loan B, 3.2%, 2014	$389,548	$258,076
Federal-Mogul Corp., Term Loan B, 2.35%, 2014	496,241	233,233
Ford Motor Co., Term Loan B, 5%, 2013	597,138	190,835
General Motors, Term Loan B, 4.14%, 2013	682,819	244,595
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.23%, 2014	259,857	180,693
Mark IV Industries, Inc., Second Lien Term Loan, 10.38%, 2011	716,073	21,482
Mark IV Industries, Inc., Term Loan, 6.54%, 2011	564,542	135,490
Motorsport Aftermarket Group, Inc., Term Loan, 3.62%, 2013	415,062	153,573

		$1,417,977
Broadcasting - 4.5%
Gray Television, Inc., Term Loan, 2.51%, 2014	$1,415,624	$710,643
High Plains Broadcasting Operating Company LLC, Term Loan, 8%, 2016	113,303	44,755
Local TV LLC, Term Loan, 2.48%, 2013	1,113,303	467,587
Newport Television LLC, Term Loan B, 8%, 2016	428,268	169,166
Nextmedia Operating, Inc., Second Lien Term Loan, 9.17%, 2013 (p)	503,829	123,438
Nextmedia Operating, Inc., Term Loan, 5.17%, 2012	180,286	84,734
Nextmedia Operating, Inc., Term Loan B, 5.12%, 2012	80,127	37,660
Spanish Broadcasting Systems, Inc., Term Loan, 3.21%, 2012	969,829	326,509
Telesat Holding, Inc., Term Loan, 4.46%, 2014	49,111	41,713
Telesat Holding, Inc., Term Loan B, 4.31%, 2014	571,805	485,677
Univision Communications, Inc., Term Loan B, 2.72%, 2014	471,076	211,788
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	1,031,560	385,288

		$3,088,958

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Brokerage & Asset Managers - 0.9%
Ameritrade Holding Corp., Term Loan B, 1.96%, 2012	$662,858	$619,938

Building - 1.7%
BELFOR USA Group, Term Loan B, 3.44%, 2013	$599,694	$545,722
Building Materials Holding Corp., Term Loan, 3.87%, 2014	891,779	607,897

		$1,153,619
Business Services - 3.9%
Clarke American Corp., Term Loan B, 3.48%, 2014	$795,740	$468,826
First Data Corp., Term Loan B-1, 3.22%, 2014	635,873	417,371
First Data Corp., Term Loan B-2, 3.22%, 2014	345,143	226,596
iPayment, Inc., Term Loan, 2.99%, 2013	776,979	415,684
Sungard Data Systems, Inc., Incremental Term Loan, 6.75%, 2014	355,101	327,403
SunGard Data Systems, Inc., Term Loan B, 2.66%, 2014	929,318	777,530

		$2,633,410
Cable TV - 8.9%
Cequel Communications LLC, Term Loan, 2.45%, 2013	$839,189	$707,279
Charter Communications Operating LLC, Incremental Term Loan, 8.5%, 2014	683,520	611,561
Charter Communications Operating LLC, Term Loan, 3.21%, 2014	584,067	463,603
CSC Holdings, Inc., Incremental Term Loan, 2.2%, 2013	1,397,378	1,268,121
Mediacom Broadband LLC, Term Loan D-2, 2.12%, 2015	588,000	499,800
Mediacom Communications Corp., Term Loan D-1, 2.12%, 2015	970,200	824,670
San Juan Cable LLC, Term Loan, 4.21%, 2012	1,074,788	725,482
UPC Broadband Holding, Term Loan N-1, 2.16%, 2014	1,164,040	986,524

		$6,087,040
Chemicals - 0.4%
Arizona Chemical Co., Second Lien Term Loan, 5.98%, 2014	$445,083	$236,636
Arizona Chemical Co., Term Loan, 2.47%, 2013	52,444	40,119

		$276,755
Computer Software - 1.0%
Nuance Communications, Inc., Term Loan, 2.48%, 2013	$778,000	$672,970

Computer Software - Systems - 0.1%
Dealer Computer Services, Inc., Second Lien Term Loan, 5.97%, 2013	$234,806	$61,050

Construction - 0.0%
Landsource Communities Development LLC, Second Lien Term Loan, 10.55%, 2014 (d)	$224,769	$2,408

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Consumer Goods & Services - 6.2%
Affinion Group, Inc., Term Loan B, 3.75%, 2012	$635,993	$513,035
Bright Horizons Family Solutions, Term Loan B, 7.49%, 2015	583,482	414,273
Central Garden & Pet Co., Term Loan B, 1.98%, 2012	336,148	226,900
Coinmach Laundry Co., Term Loan B, 4.25%, 2014	714,176	464,215
Huish Detergents, Inc., Term Loan B, 2.17%, 2014	326,528	276,460
KAR Holdings, Inc., Term Loan B, 3.25%, 2013	406,727	273,637
Philosophy, Inc., Term Loan B, 2.48%, 2014	670,086	386,417
Ticketmaster, Term Loan B, 6.64%, 2014	569,250	478,170
Travelport Ltd., Letter of Credit, 3.7%, 2013	80,559	47,462
Travelport Ltd., Term Loan, 2013 (o)	381,358	228,815
Travelport Ltd., Term Loan, 3.08%, 2013	510,583	300,819
Weight Watchers International, Inc., Term Loan B, 1.79%, 2014	434,733	394,520
West Corp., Term Loan B-2, 2.83%, 2013	297,737	218,000

		$4,222,723
Containers - 0.9%
Owens-Illinois, Inc., Term Loan B, 1.95%, 2013	$689,827	$608,772

Electronics - 0.3%
Freescale Semiconductor, Inc., Term Loan B, 3.93%, 2013	$410,708	$177,484

Energy - Independent - 1.2%
MEG Energy Corp., Term Loan, 3.46%, 2013	$544,257	$337,439
MEG Energy Corp., Term Loan B, 3.46%, 2013	778,000	482,360

		$819,799
Engineering - Construction - 0.5%
URS Corp., Term Loan B, 3.68%, 2013	$385,393	$364,196

Entertainment - 1.9%
AMC Entertainment, Inc., Term Loan B, 1.97%, 2013	$391,969	$344,933
Metro-Goldwyn-Mayer Studios, Inc., Term Loan, 4.7%, 2012	184,616	82,154
Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, 4.24%, 2012	477,589	212,527
Regal Cinemas, Inc., Term Loan, 5.2%, 2013	736,727	677,120

		$1,316,734
Financial Institutions - 1.0%
MSCI, Inc., Term Loan B, 3.55%, 2014	$717,393	$652,827

Food & Beverages - 5.6%
ARAMARK Corp., Letter of Credit, 4.06%, 2014	$77,047	$66,560
ARAMARK Corp., Term Loan B, 3.33%, 2014	1,212,775	1,047,703

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Food & Beverages - continued
B&G Foods, Inc., Term Loan C, 4.2%, 2013	$252,854	$227,568
Birds Eye Foods, Inc., Term Loan, 3.21%, 2013	491,413	448,414
Dean Foods Co., Term Loan B, 2.95%, 2014	1,147,208	1,025,604
Dole Food Co., Inc., Letter of Credit, 2.79%, 2013	28,523	25,568
Dole Food Co., Inc., Term Loan, 2.59%, 2013	50,426	45,201
Dole Food Co., Inc., Term Loan C, 2.97%, 2013	187,872	168,406
Mafco Worldwide Corp., Term Loan B, 2.45%, 2011	1,009,174	787,156

		$3,842,180
Forest & Paper Products - 2.3%
Georgia-Pacific Corp., Term Loan, 4.12%, 2012	$1,325,758	$1,144,295
NewPage Holding Corp., Term Loan, 5.31%, 2014	647,377	394,311

		$1,538,606
Gaming & Lodging - 2.6%
Fontainebleau Resorts LLC, Delayed Draw Term Loan, 2%, 2014 (q)	$432,269	$104,015
Fontainebleau Resorts LLC, Term Loan B, 5.44%, 2014	1,031,496	248,204
Golden Nugget, Inc., Second Lien Term Loan, 3.73%, 2014	398,373	51,788
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.69%, 2014	786,547	39,327
Green Valley Ranch Gaming LLC, Term Loan, 3.01%, 2014	211,180	84,683
Harrah’s Entertainment, Inc., Term Loan B-2, 4.16%, 2015	552,896	321,601
Isle of Capri Casinos, Inc., Term Loan, 3.2%, 2014	295,297	192,128
Isle of Capri Casinos, Inc., Term Loan A, 3.2%, 2014	69,769	45,393
Isle of Capri Casinos, Inc., Term Loan B, 3.2%, 2014	118,119	76,851
Las Vegas Sands Corp., Term Loan 1, 2.16%, 2014	140,969	62,203
Las Vegas Sands Corp., Term Loan B, 2.16%, 2014	559,607	246,927
Venetian Macau Ltd., Term Loan, 2.73%, 2013	500,000	287,728

		$1,760,848
Industrial - 0.7%
Oshkosh Truck Corp., Term Loan B, 3.15%, 2013	$669,049	$468,335

Insurance - 0.5%
HMSC Corp., Second Lien Term Loan, 5.97%, 2014	$79,343	$20,365
HMSC Corp., Term Loan, 2.72%, 2014	645,515	329,213

		$349,578
Machinery & Tools - 0.1%
NACCO Materials Handling Group, Inc., Term Loan, 3.64%, 2013	$195,000	$101,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Medical & Health Technology & Services - 10.0%
Biomet, Inc., Term Loan B, 4.45%, 2015	$957,437	$852,239
Community Health Systems, Inc., Term Loan, 2.72%, 2014	88,203	74,682
Community Health Systems, Inc., Term Loan B, 3.43%, 2014	1,724,617	1,460,242
DaVita, Inc., Term Loan B-1, 2.32%, 2012	779,408	716,568
Genoa Healthcare LLC, Second Lien Term Loan, 10.75%, 2013	333,333	183,333
Genoa Healthcare LLC, Term Loan, 6%, 2012	575,588	437,447
HCA, Inc., Term Loan B, 3.7%, 2013	1,506,796	1,270,104
Health Management Associates, Inc., Term Loan, 3.2%, 2014	21,303	16,989
National Mentor Holdings, Inc., Synthetic Letter of Credit, 5.57%, 2013	36,821	22,461
National Mentor Holdings, Inc., Term Loan B, 3.46%, 2013	616,836	376,270
Psychiatric Solutions, Inc., Term Loan B, 2.2%, 2012	481,994	421,745
Renal Advantage, Inc., Term Loan B, 4.49%, 2012	347,601	286,770
Select Medical Corp., Term Loan B, 3.24%, 2012	566,613	453,291
U.S. Oncology, Inc., Term Loan C, 4.56%, 2011	289,326	264,733

		$6,836,874
Medical Equipment - 0.5%
Hologic, Inc., Term Loan A, 3.75%, 2012	$247,232	$224,981
Hologic, Inc., Term Loan B, 3.75%, 2013	136,591	122,932

		$347,913
Metals & Mining - 0.1%
Euramax International, Inc., Term Loan, 8.75%, 2012 (p)	$316,526	$102,871

Natural Gas - Pipeline - 2.6%
Energy Transfer Equity LP, Term Loan, 2.99%, 2012	$933,892	$812,486
Enterprise Group Holdings LP, 3.26%, 2014	1,045,090	951,032

		$1,763,518
Network & Telecom - 1.3%
Fairpoint Communications, Inc., Term Loan B, 5.75%, 2015	$437,410	$238,389
Windstream Corp., Term Loan B, 2.58%, 2013	740,687	672,791

		$911,180
Pharmaceuticals - 1.5%
Mylan Laboratories, Inc., Term Loan B, 4.54%, 2014	$778,854	$715,572
Royalty Pharma Finance Trust, Term Loan, 3.7%, 2013	370,329	340,702

		$1,056,274
Printing & Publishing - 5.3%
American Media Operations, Inc., Term Loan B, 10%, 2013	$1,121,453	$588,763
Ascend Media Holdings LLC, Term Loan, 10.25%, 2012 (d)	481,013	96,203

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Printing & Publishing - continued
Black Press Group Ltd., Term Loan B, 3.25%, 2013	$189,295	$66,253
Black Press Group Ltd., Term Loan B-2, 3.25%, 2013	114,929	40,225
Dex Media East LLC, Term Loan B, 3.28%, 2014	402,282	168,958
Dex Media West LLC Term Loan B, 7%, 2014	379,478	182,150
Gatehouse Media Operating, Inc., Term Loan, 2.45%, 2014	240,504	58,222
Gatehouse Media Operating, Inc., Term Loan B, 2.48%, 2014	251,828	60,963
Idearc, Inc., Term Loan A, 1.98%, 2013	1,051,851	373,115
MediaNews Group, Inc., Term Loan C, 4.65%, 2013	662,872	99,431
Nielsen Finance LLC, Term Loan B, 2.44%, 2013	1,171,715	919,307
Reader’s Digest Associations, Inc., Term Loan B, 3.5%, 2014	537,186	145,040
Tribune Co., Incremental Term Loan, 6.5%, 2014 (d)	701,866	138,368
Tribune Co., Term Loan X, 5%, 2009 (d)	88,401	22,890
Wenner Media LLC, Term Loan B, 3.2%, 2013	888,795	622,156

		$3,582,044
Real Estate - 0.9%
CB Richard Ellis Group, Inc., Term Loan B, 1.97%, 2013	$723,921	$499,506
Tishman Speyer, Term Loan, 2.22%, 2012	306,316	107,211

		$606,717
Restaurants - 0.2%
Buffets, Inc., DIP Term Loan, 7.72%, 2009 (p)	$244,048	$30,506
Buffets, Inc., DIP Term Loan 3, 7.72%, 2009 (p)	24,314	3,039
Buffets, Inc., Letter of Credit, 10.66%, 2013 (p)	74,770	9,346
Buffets, Inc., Term Loan B, 7.72%, 2013 (p)	507,640	63,455

		$106,346
Retailers - 2.0%
David’s Bridal, Inc., Term Loan, 3.21%, 2014	$654,229	$402,351
General Nutrition Centers, Inc., Term Loan B, 3.7%, 2013	347,348	252,696
Oriental Trading Co., Inc., Term Loan, 7.26%, 2013	818,698	420,265
Rite Aid Corp., Term Loan 3, 6%, 2014	388,403	277,061

		$1,352,373
Specialty Chemicals - 0.1%
Lyondell Chemical Co., Term Loan B-2, 6%, 2014	$380,851	$79,503

Telecommunications - Wireless - 0.8%
MetroPCS Wireless, Inc., Term Loan B, 3.19%, 2013	$651,662	$565,021

Utilities - Electric Power - 7.8%
Calpine Corp., DIP Term Loan, 4.33%, 2014	$1,320,268	$957,666
Covanta Holding Corp., Synthetic Letter of Credit, 2.82%, 2014	319,056	286,751

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Utilities - Electric Power - continued
Covanta Holding Corp., Term Loan B, 2.54%, 2014	$624,735	$561,480
KGEN Power Corp., Letter of Credit, 3.25%, 2014	42,353	29,647
KGEN Power Corp., Term Loan B, 3.25%, 2014	69,176	48,423
Liberty Electric Power LLC, Term Loan, 4.45%, 2014	585,793	445,202
Mach Gen LLC, Letter of Credit, 3.21%, 2013	50,201	37,651
Mirant North America LLC, Term Loan B, 2.22%, 2013	686,779	626,114
NRG Energy, Inc., Letter of Credit, 2.95%, 2013	317,682	291,712
NRG Energy, Inc., Term Loan, 2.67%, 2013	1,144,033	1,050,508
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.95%, 2014	426,277	265,939
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.95%, 2014	1,131,128	705,541

		$5,306,634
Total Floating Rate Loans (Identified Cost, $84,801,046)		$57,286,944

Bonds - 3.4%
Asset Backed & Securitized - 2.2%
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	$297,000	$112,158
Banc of America Commercial Mortgage, Inc., 5.772%, 2051	658,873	229,613
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2051	329,000	120,563
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	500,000	186,017
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	500,000	192,128
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047	660,000	236,577
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049	474,998	176,734
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	125,000	40,393
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	500,000	181,411

		$1,475,594
Building - 0.2%
Ply Gem Industries, Inc., 11.75%, 2013	$250,000	$115,000

Municipals - 0.7%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$550,000	$492,267

Printing & Publishing - 0.3%
Dex Media West LLC, 8.5%, 2010	$350,000	$164,500
Dex Media West LLC, 9.875%, 2013	348,000	53,070

		$217,570
Total Bonds (Identified Cost, $4,775,442)		$2,300,431

Portfolio of Investments (unaudited) – continued

Warrants - 0.0%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

Construction - 0.0%
Building Materials Holding Corp. (1 share for 1 warrant) (Identified Cost, $0) (a)	$0.47	10/24/08	6,050	$1,789

Money Market Funds (v) - 7.8%
MFS Institutional Money Market Portfolio, 0.44%, at Cost and Net Asset Value	5,319,214	$5,319,214
Total Investments (Identified Cost, $94,895,702)		$64,908,378

Other Assets, Less Liabilities - 4.8%		3,247,898
Net Assets - 100.0%		$68,156,276

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 2/28/09

Futures contracts outstanding at 2/28/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 Yr (Short)	19	$2,343,531	Jun-09	$63,910

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/28/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
BUY	EUR	57,516	5/20/09	$74,098	$72,897	$(1,201)

At February 28, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $89,576,488)	$59,589,164
Underlying funds, at cost and value	5,319,214
Total investments, at value (identified cost, $94,895,702)		$64,908,378
Cash	120,065
Restricted cash	60,800
Receivable for daily variation margin on open futures contracts	23,453
Receivable for investments sold	3,597,206
Receivable for fund shares sold	325,009
Interest and dividends receivable	466,263
Receivable from investment adviser	30,969
Other assets	3,373
Total assets		$69,535,516
Liabilities
Distributions payable	$86,637
Payable for forward foreign currency exchange contracts	1,201
Payable for investments purchased	650,863
Payable for fund shares reacquired	529,304
Payable to affiliates
Management fee	3,642
Shareholder servicing costs	28,578
Distribution and service fees	2,220
Administrative services fee	173
Payable for independent trustees’ compensation	726
Accrued expenses and other liabilities	75,896
Total liabilities		$1,379,240
Net assets		$68,156,276
Net assets consist of
Paid-in capital	$118,830,392
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(29,929,011)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(20,467,523)
Accumulated distributions in excess of net investment income	(277,582)
Net assets		$68,156,276
Shares of beneficial interest outstanding		10,397,681

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$46,683,848
Shares outstanding	7,122,850
Net asset value per share		$6.55
Offering price per share (100/97.50 × net asset value per share)		$6.72
Class C shares
Net assets	$15,452,721
Shares outstanding	2,356,032
Net asset value and offering price per share		$6.56
Class I shares
Net assets	$6,019,707
Shares outstanding	918,799
Net asset value, offering price, and redemption price per share		$6.55

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$3,165,139
Dividends from underlying funds	1,541
Total investment income		$3,166,680
Expenses
Management fee	$258,219
Distribution and service fees	153,889
Shareholder servicing costs	55,055
Administrative services fee	11,490
Independent trustees’ compensation	2,849
Custodian fee	108,490
Shareholder communications	11,298
Auditing fees	31,559
Legal fees	982
Miscellaneous	33,598
Total expenses		$667,429
Fees paid indirectly	(9,201)
Reduction of expenses by investment adviser	(174,091)
Net expenses		$484,137
Net investment income		$2,682,543
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investments transactions	$(10,297,543)
Futures contracts	(215,649)
Foreign currency transactions	45,233
Net realized gain (loss) on investments and foreign currency transactions		$(10,467,959)
Change in unrealized appreciation (depreciation)
Investments	$(18,210,602)
Futures contracts	61,750
Translation of assets and liabilities in foreign currencies	(5,072)
Net unrealized gain (loss) on investments and foreign currency translation		$(18,153,924)
Net realized and unrealized gain (loss) on investments and foreign currency		$(28,621,883)
Change in net assets from operations		$(25,939,340)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/09 (unaudited)	Year ended 8/31/08
From operations
Net investment income	$2,682,543	$8,682,604
Net realized gain (loss) on investments and foreign currency transactions	(10,467,959)	(8,358,226)
Net unrealized gain (loss) on investments and foreign currency translation	(18,153,924)	(2,562,751)
Change in net assets from operations	$(25,939,340)	$(2,238,373)
Distributions declared to shareholders
From net investment income
Class A	$(2,032,585)	$(6,314,762)
Class C	(595,746)	(1,634,820)
Class I	(345,160)	(888,101)
Total distributions declared to shareholders	$(2,973,491)	$(8,837,683)
Change in net assets from fund share transactions	$(18,711,895)	$(65,287,784)
Total change in net assets	$(47,624,726)	$(76,363,840)
Net assets
At beginning of period	115,781,002	192,144,842
At end of period (including accumulated distributions in excess of net investment income of $277,582 and undistributed net investment income of $13,366, respectively)	$68,156,276	$115,781,002

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class A			2008	2007	2006	2005 (c)

Net asset value, beginning of period	$8.90		$9.61	$10.06	$10.13	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.57	$0.66	$0.54	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(2.32)		(0.71)	(0.45)	(0.07)	0.12
Total from investment operations	$(2.08)		$(0.14)	$0.21	$0.47	$0.38
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.57)	$(0.66)	$(0.53)	$(0.25)
From net realized gain on investments	—		—	—	(0.01)	—
Total distributions declared to shareholders	$(0.27)		$(0.57)	$(0.66)	$(0.54)	$(0.25)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$6.55		$8.90	$9.61	$10.06	$10.13
Total return (%) (r)(s)(t)	(23.38	)(n)	(1.47)	2.00	4.70	3.88	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.31	1.35	1.41	2.40	(a)
Expenses after expense reductions (f)	1.11	(a)	1.11	1.10	1.13	0.73	(a)
Net investment income	6.89	(a)	6.25	6.58	5.35	3.90	(a)
Portfolio turnover	8		44	85	35	48
Net assets at end of period (000 Omitted)	$46,684		$79,087	$141,547	$153,946	$54,348

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class C			2008	2007	2006	2005 (c)

Net asset value, beginning of period	$8.91		$9.61	$10.06	$10.12	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.51	$0.59	$0.46	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(2.32)		(0.71)	(0.46)	(0.06)	0.13
Total from investment operations	$(2.11)		$(0.20)	$0.13	$0.40	$0.34
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.50)	$(0.58)	$(0.45)	$(0.22)
From net realized gain on investments	—		—	—	(0.01)	—
Total distributions declared to shareholders	$(0.24)		$(0.50)	$(0.58)	$(0.46)	$(0.22)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$6.56		$8.91	$9.61	$10.06	$10.12
Total return (%) (r)(s)(t)	(23.65	)(n)	(2.10)	1.23	4.03	3.45	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.30	(a)	2.06	2.10	2.16	3.24	(a)
Expenses after expense reductions (f)	1.86	(a)	1.86	1.85	1.87	1.53	(a)
Net investment income	6.13	(a)	5.51	5.83	4.58	3.30	(a)
Portfolio turnover	8		44	85	35	48
Net assets at end of period (000 Omitted)	$15,453		$24,918	$35,523	$29,472	$12,335

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class I			2008	2007	2006	2005 (c)

Net asset value, beginning of period	$8.90		$9.60	$10.06	$10.13	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.59	$0.69	$0.57	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(2.32)		(0.69)	(0.47)	(0.08)	0.12
Total from investment operations	$(2.07)		$(0.10)	$0.22	$0.49	$0.39
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.60)	$(0.68)	$(0.55)	$(0.26)
From net realized gain on investments	—		—	—	(0.01)	—
Total distributions declared to shareholders	$(0.28)		$(0.60)	$(0.68)	$(0.56)	$(0.26)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$6.55		$8.90	$9.60	$10.06	$10.13
Total return (%) (r)(s)	(23.28	)(n)	(1.12)	2.15	4.96	3.98	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.06	1.09	1.16	2.12	(a)
Expenses after expense reductions (f)	0.85	(a)	0.86	0.85	0.88	0.52	(a)
Net investment income	7.21	(a)	6.43	6.84	5.53	4.05	(a)
Portfolio turnover	8		44	85	35	48
Net assets at end of period (000 Omitted)	$6,020		$11,777	$15,075	$17,686	$1,467

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, January 5, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Floating Rate High Income Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading

Notes to Financial Statements (unaudited) – continued

characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investments. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs

Notes to Financial Statements (unaudited) – continued

(including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$5,319,214	$59,589,164	$—	$64,908,378
Other Financial Instruments	$63,910	$(1,201)	$—	$62,709

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master

Notes to Financial Statements (unaudited) – continued

Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts and forward foreign currency exchange contracts.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon

Notes to Financial Statements (unaudited) – continued

entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At February 28, 2009, the portfolio had unfunded loan commitments of $432,269, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and

Notes to Financial Statements (unaudited) – continued

prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2008, there were no significant adjustments due to differences between book and tax accounting.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/08
Ordinary income (including any short-term capital gains)	$8,837,683

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/09
Cost of investments	$94,950,086
Gross appreciation	54,953
Gross depreciation	(30,096,661)
Net unrealized appreciation (depreciation)	$(30,041,708)

As of 8/31/08
Undistributed ordinary income	430,760
Capital loss carryforwards	(1,976,551)
Post-October capital loss deferral	(7,971,348)
Other temporary differences	(417,919)
Net unrealized appreciation (depreciation)	(11,826,227)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/14	$ (1,442)
8/31/15	(10,841)
8/31/16	(1,964,268)
$(1,976,551)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and services fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees,

Notes to Financial Statements (unaudited) – continued

interest, taxes, extraordinary expenses, brokerage and transactions costs, and investment-related expenses, such that operating expenses do not exceed 0.20% annually of the funds average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2009. In addition, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	1.30%
Class C	2.05%
Class I	1.05%

This written agreement terminated on December 31, 2008. For the six months ended February 28, 2009, the reduction under these agreements amounted to $173,903 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $436 for the six months ended February 28, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.25%	$66,967
Class C	0.75%	0.25%	1.00%	1.00%	86,922
Total Distribution and Service Fees					$153,889

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2009 based on each class’ average daily net assets. Payment of the 0.10% annual Class A distribution fee is not in effect. Effective March 1, 2009, the 0.10% Class A annual distribution fee will be eliminated.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2009, were as follows:

Amount
Class A	$1,413
Class C	9,820

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2009, the fee was $16,354, which equated to 0.0412% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $34,794.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 28, 2009, these costs for the fund amounted to $3,907 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500. The administrative services fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.0289% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $571 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $188, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $6,484,414 and $32,441,285, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,048,880	$7,127,573	4,789,555	$44,172,404
Class C	255,667	1,706,266	915,578	8,525,777
Class I	217,593	1,484,329	373,742	3,499,200
	1,522,140	$10,318,168	6,078,875	$56,197,381
Shares issued to shareholders in reinvestment of distributions
Class A	228,700	$1,531,218	516,882	$4,797,966
Class C	57,625	383,769	112,063	1,040,185
Class I	29,274	199,757	96,187	887,877
	315,599	$2,114,744	725,132	$6,726,028
Shares reacquired
Class A	(3,038,458)	$(21,578,315)	(11,158,909)	$(103,769,635)
Class C	(754,614)	(5,384,125)	(1,928,568)	(17,810,046)
Class I	(651,190)	(4,182,367)	(716,875)	(6,631,512)
	(4,444,262)	$(31,144,807)	(13,804,352)	$(128,211,193)
Net change
Class A	(1,760,878)	$(12,919,524)	(5,852,472)	$(54,799,265)
Class C	(441,322)	(3,294,090)	(900,927)	(8,244,084)
Class I	(404,323)	(2,498,281)	(246,946)	(2,244,435)
	(2,606,523)	$(18,711,895)	(7,000,345)	$(65,287,784)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime Retirement Income Fund and MFS Lifetime 2010 Fund were the owners of record of approximately 2% and 3%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to the fund, based on its borrowings, generally at a rate equal to the Federal

Notes to Financial Statements (unaudited) – continued

Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2009, the fund’s commitment fee and interest expense were $297 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	8,969,430	(3,650,216)	5,319,214

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,541	$5,319,214

(8)	Subsequent Event

On February 25, 2009, the trustees of the fund approved the proposed Agreement and Plan of Reorganization, whereby MFS Floating Rate High Income Fund would be reorganized into MFS High Income Fund. The Agreement and Plan of Reorganization is subject to approval by shareholders of the MFS Floating Rate High Income Fund. The proposed Agreement and Plan of Reorganization provides for the transfer of the assets of the MFS Floating Rate High Income Fund to the MFS High Income Fund and the assumption by the MFS High Income Fund of the liabilities of the MFS Floating Rate High Income Fund in exchange solely for shares of beneficial interest in the MFS High Income Fund. Immediately following the transfer, the MFS High Income Fund shares received by the MFS Floating Rate High Income Fund will be distributed to shareholders, pro rata, and the MFS Floating Rate High Income Fund will be liquidated and terminated. If approved by shareholders, it is expected that the reorganization will occur on or around July 24, 2009.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.  To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of
Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or
240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 20, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 20, 2009

*	Print name and title of each signing officer under his or her signature.